Fair Value - Financial Assets and Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Warrants	$ 2,022,000	$ 1,729,000	$ 0	$ 107,000
SAFE liability	27,221,000	28,271,000	0
Fair Value, Recurring
Assets:
Cash equivalents	519,000	516,000	516,000
Liabilities:
Warrants		1,145,000	582,000
SAFE liability	27,221,000	28,271,000
Total Liabilities	30,815,000	31,145,000
Fair Value, Recurring | SAFE warrant
Liabilities:
Warrants	2,022,000	1,729,000
Fair Value, Recurring | Level 1
Assets:
Cash equivalents	519,000	516,000	516,000
Liabilities:
Warrants		0	0
SAFE liability	0	0
Total Liabilities	0	0
Fair Value, Recurring | Level 1 | SAFE warrant
Liabilities:
Warrants	0	0
Fair Value, Recurring | Level 2
Assets:
Cash equivalents	0	0	0
Liabilities:
Warrants		0	0
SAFE liability	0	0
Total Liabilities	0	0
Fair Value, Recurring | Level 2 | SAFE warrant
Liabilities:
Warrants	0	0
Fair Value, Recurring | Level 3
Assets:
Cash equivalents	0	0	0
Liabilities:
Warrants		1,145,000	$ 582,000
SAFE liability	27,221,000	28,271,000
Total Liabilities	30,815,000	31,145,000
Fair Value, Recurring | Level 3 | SAFE warrant
Liabilities:
Warrants	$ 2,022,000	$ 1,729,000